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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-17217

SUPPLEMENT DATED MAY 12, 2003 TO THE PROSPECTUS DATED MAY 1, 2003 FOR:

o   EQ ADVISORS TRUST

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This Supplement updates certain information in the Prospectus dated May 1, 2003, of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain a copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

                   INFORMATION REGARDING EQ/BALANCED PORTFOLIO

A shareholder meeting has been scheduled for July 22, 2003 at which shareholders of the EQ/Balanced Portfolio ("Balanced Portfolio") will vote to approve a Plan of Reorganization ("Balanced Merger") which contemplates the transfer of all of the assets of the Balanced Portfolio to the AXA Moderate Allocation Portfolio ("Moderate Portfolio") and the assumption by the Moderate Portfolio of all of the liabilities of the Balanced Portfolio in exchange for Class IA or Class IB shares of the Balanced Portfolio.

Moderate Portfolio is a new "fund of funds" portfolio that seeks to achieve long-term capital appreciation and current income. Equitable, in its capacity as the Investment Manager of the Trust, will manage the assets of the Moderate Portfolio.

Subject to shareholder approval, the effective date of the Balanced Merger will be on or about July 25, 2003. Until that date, however, you will be able to invest in the Balanced Portfolio. Accordingly, if you intend to so invest, you should read this Supplement to the Prospectus, together with the Trust's Prospectus dated May 1, 2003.

               INFORMATION REGARDING EQ/AGGRESSIVE STOCK PORTFOLIO

A shareholder meeting has been scheduled for July 22, 2003 at which shareholders of the EQ/Aggressive Stock Portfolio ("Aggressive Stock Portfolio") will vote to approve a Plan of Reorganization ("Aggressive Stock Merger") which contemplates the transfer of all of the assets of the Aggressive Stock Portfolio to the AXA Premier VIP Aggressive Equity Portfolio ("VIP Aggressive Equity Portfolio") and the assumption by the VIP Aggressive Equity Portfolio of all of the liabilities of the Aggressive Stock Portfolio in exchange for Class IA or Class IB shares of the Aggressive Stock Portfolio.

VIP Aggressive Equity Portfolio seeks to achieve long-term growth of capital. Alliance Capital Management L.P., Marsico Capital Management LLC, MFS Investment Management and Provident Investment Counsel, Inc. will continue to serve as the Advisers and manage such allocated portions of the Portfolio. Equitable, in its capacity as the Investment Manager of the Trust, will manage the assets of the VIP Aggressive Equity Portfolio.

Subject to shareholder approval, the effective date of the Aggressive Stock Merger will be on or about July 25, 2003. Until that date, however, you will be able to invest in the Aggressive Stock Portfolio. Accordingly, if you intend to so invest, you should read this Supplement to the Prospectus, together with the Trust's Prospectus dated May 1, 2003.

                  INFORMATION REGARDING EQ/HIGH YIELD PORTFOLIO

A shareholder meeting has been scheduled for July 22, 2003 at which shareholders of the EQ/High Yield Portfolio ("High Yield Portfolio") will vote to approve a Plan of Reorganization ("High Yield Merger") which contemplates the transfer of all of the assets of the High Yield Portfolio to the AXA Premier VIP High Yield Portfolio ("VIP High Yield Portfolio") and the assumption by the VIP High Yield Portfolio of all of the liabilities of the High Yield Portfolio in exchange for Class IA or Class IB shares of the High Yield Portfolio.

VIP High Yield Portfolio seeks to achieve a high total return through a combination of current income and capital appreciation. Alliance Capital Management L.P. and Pacific Investment Management Company LLC will continue to serve as the Advisers and manage such allocated portions of the Portfolio. Equitable, in its capacity as the Investment Manager of the Trust, will manage the assets of the VIP High Yield Portfolio.

Subject to shareholder approval, the effective date of the High Yield Merger will be on or about July 25, 2003. Until that date, however, you will be able to invest in the High Yield Portfolio. Accordingly, if you intend to so invest, you should read this Supplement to the Prospectus, together with the Trust's Prospectus dated May 1, 2003.